Operating Segments - Schedule of Assets by Segment (Details) - Operating segments [member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Schedule of Assets by Segment [Line Items]
Cash	$ 91,234,090	$ 15,931,525
Client cash deposits	5,615,054	10,665,147
Public investments, at fair value through profit and loss	272,520	778,085
Prepaid expenses	9,596,921	1,797,724
Digital assets, digital assets loaned, and digital assets staked	515,586,931	555,838,900
Equity instruments	131,982,050	257,425,063
Property, plant and equipment		103
Right-of-use assets	2,999,253
Investment in associate	2,423,934
Other non-current assets	64,853,030	76,155,130
Total assets	824,563,783	918,591,677
Accounts payable and accrued liabilities	9,270,110	3,482,464
Loans payable	2,611,009	9,693,294
Trading liabilities	24,122,640	15,109,375
Warrant liability	13,599,316
Lease liability	3,102,188
ETP holders payable	622,304,667	871,162,347
Total liabilities	675,009,930	899,447,480
DeFi [Member]
Schedule of Assets by Segment [Line Items]
Cash	52,948,491	1,771,331
Client cash deposits
Public investments, at fair value through profit and loss	272,520	778,085
Prepaid expenses	562,981	547,856
Digital assets, digital assets loaned, and digital assets staked		530,601
Equity instruments
Property, plant and equipment
Right-of-use assets
Investment in associate	2,423,934
Other non-current assets	28,172,752	36,054,408
Total assets	84,380,678	39,682,281
Accounts payable and accrued liabilities	2,151,846	2,336,456
Loans payable
Trading liabilities
Warrant liability	13,599,316
Lease liability
ETP holders payable
Total liabilities	15,751,162	2,336,456
Reflexivity [Member]
Schedule of Assets by Segment [Line Items]
Cash	2,101	151,150
Client cash deposits
Public investments, at fair value through profit and loss
Prepaid expenses	75,343	72,017
Digital assets, digital assets loaned, and digital assets staked	65,040	158,649
Equity instruments
Property, plant and equipment
Right-of-use assets
Investment in associate
Other non-current assets
Total assets	142,484	381,816
Accounts payable and accrued liabilities	49,421	194,014
Loans payable
Trading liabilities
Warrant liability
Lease liability
ETP holders payable
Total liabilities	49,421	194,014
Stillman Digital [Member]
Schedule of Assets by Segment [Line Items]
Cash	9,203,569	1,155,607
Client cash deposits	5,615,054	10,665,147
Public investments, at fair value through profit and loss
Prepaid expenses	8,267,050	701,222
Digital assets, digital assets loaned, and digital assets staked	14,066,946	5,718,748
Equity instruments
Property, plant and equipment
Right-of-use assets
Investment in associate
Other non-current assets
Total assets	37,152,619	18,240,724
Accounts payable and accrued liabilities	5,458,569	577,997
Loans payable
Trading liabilities	24,122,640	15,109,375
Warrant liability
Lease liability
ETP holders payable
Total liabilities	29,581,209	15,687,372
Valour Inc [Member]
Schedule of Assets by Segment [Line Items]
Cash	29,079,929	12,853,437
Client cash deposits
Public investments, at fair value through profit and loss
Prepaid expenses	691,547	476,629
Digital assets, digital assets loaned, and digital assets staked	501,454,945	549,430,902
Equity instruments	131,982,050	257,425,063
Property, plant and equipment		103
Right-of-use assets	2,999,253
Investment in associate
Other non-current assets	36,680,278	40,100,722
Total assets	702,888,002	860,286,856
Accounts payable and accrued liabilities	1,610,274	373,997
Loans payable	2,611,009	9,693,294
Trading liabilities
Warrant liability
Lease liability	3,102,188
ETP holders payable	622,304,667	871,162,347
Total liabilities	$ 629,628,138	$ 881,229,638